Subsequent Events - Additional Information (Detail) (Exmar LGP BVBA [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012 Vessel Buildings Carriers
Subsequent Event [Line Items]
Number of LPG carriers	16
Number of vessels	25
Number of chartered-in LPG carriers	5
Partnership own joint venture	50.00%
Total acquisition amount of joint venture	$ 134.0
Refinancing of joint venture	355
2014 [Member]
Subsequent Event [Line Items]
Number of newbuildings	4
2015 and 2016 [Member]
Subsequent Event [Line Items]
Number of newbuildings	4
Pro rata share [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Pro rata share of existing debt and lease obligations	$ 108